        [NEW ENGLAND FUNDS LOGO]
            NEW ENGLAND FUNDS
        Where The Best Minds Meet

----------------------------------------
SEMIANNUAL REPORT AND PERFORMANCE UPDATE
----------------------------------------

NEW ENGLAND
INTERMEDIATE TERM
TAX FREE FUND OF
CALIFORNIA


                                     [ARTWORK APPEARS HERE]

-------------
JUNE 30, 1995
-------------

                                                                   July 20, 1995


DEAR SHAREHOLDER:

   We have good news to present in this Semiannual Report for New England Intermediate Term Tax Free Fund of California, which includes your Portfolio Manager's commentary and complete financial information.

MARKET OVERVIEW

   Investors who stayed the course in 1995 were amply rewarded. Major U.S. stock market indices soared to record highs and the bond market staged a spectacular comeback from its 1994 lows. Fueling the rally was clear evidence that the economy had begun to slow down as a result of the interest rate hikes engineered by the Federal Reserve Board to keep inflation in check. Indeed, with declining housing starts and rising unemployment numbers reported in the first half of 1995, expectations grew that the Fed's next move would be downward, to prevent the slowing economy from slipping into recession.

   The bond market surged at the prospect of lower rates, and the stock market followed suit, with the Standard & Poor's 500(R) Index gaining 20.14% during the first half of the year. The large, blue-chip companies led the way, in part because a weak U.S. dollar gave them a competitive advantage overseas and contributed to surprisingly healthy earnings reports. Finally, on July 6, just after this reporting period ended, the Fed lowered a key short-term rate by 0.25%, a relatively modest move, but a significant psychological change in direction.

YOUR FINANCIAL ADVISER -- A TRUSTED ALLY

   As a shareholder in New England Funds, you have a valuable ally you can turn to at all times -- your financial adviser. This experienced professional can help you design an asset allocation program suitable to your goals and risk tolerance. Most important, during times of market volatility or uncertainty, your adviser can help you avoid making costly mistakes, such as trying to "time" the market. Investors who go it alone can overreact to short-term market events, buying and selling on the basis of this week's headlines, or chasing the latest "hot" investment. Such behavior can derail an otherwise prudent investment program. But investors who work with a financial adviser receive guidance throughout the market's ups and downs. Your adviser will help you place short-term market swings in their proper perspective and keep you focused on your long-term investment program.

   Your adviser is just one of the experts whose talents we have tapped in our effort to bring the best minds in the business to the task of managing your money. These experts are a vital part of the investment process at New England Funds, and we encourage you to take advantage of their skills to the fullest.

   We invite you to read the accompanying management commentary and financial highlights. If you have any questions or comments, please contact your financial adviser or New England Funds directly at 800-225-5478. Once again, we appreciate your continued confidence and investment in New England Funds.

Sincerely,


        /s/ Peter S. Voss               /s/ Henry L.P. Schmelzer
            Peter S. Voss                   Henry L.P. Schmelzer
            Chairman                        President

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NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
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INVESTMENT RESULTS THROUGH JUNE 30, 1995

Putting Performance into Perspective

The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

--------------------------------------------------------------------------------
                     A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

        COMPARED TO LEHMAN MUNICIPAL INDEX(4) AND THE COST OF LIVING(5)

A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Municipal Index(4) and the Cost of Living(5). The data points from the graph are as follows:

New England Intermediate Term Tax Free Fund of California - Net Asset Value(1)

Year                                        Amount
----                                        ------
4/93                                        $10,000
6/93                                        $10,258
6/94                                        $10,459
6/95                                        $10,990


New England Intermediate Term Tax Free Fund of California - With Maximum Sales Charge(2)

Year                                        Amount
----                                        ------
4/93                                        $9,750
6/93                                        $10,002
6/94                                        $10,198
6/95                                        $10,716

Lehman Municipal Index(4)

Year                                        Amount
----                                        ------
4/93                                        $10,000
6/93                                        $10,224
6/94                                        $10,244
6/95                                        $11,145

Cost of Living(5)

Year                                        Amount
----                                        ------
4/93                                        $10,000
6/93                                        $10,028
6/94                                        $10,243
6/95                                        $10,534

  This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

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NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
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--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS 6/30/95*
--------------------------------------------------------------------------------

 CLASS A (Inception 4/23/93)    YEAR TO DATE        1 YEAR         SINCE INCEPTION

 Net Asset Value(1)                 6.46%            5.07%               4.40%

 With Max. Sales Charge(2)          3.84             2.44                3.22

 Lipper CA Municipal Average(6)     7.46             6.35                4.29

 CLASS B (Inception 9/13/93)   YEAR TO DATE        1 YEAR         SINCE INCEPTION

 Net Asset Value(1)                5.92%            4.01%               0.29%

 With CDSC(3)                      2.01             0.11               -1.21

 Lehman Municipal Index(4)         9.65             8.79                3.00

 Lipper CA Municipal Average(6)    7.46             6.35                n/a

 -------------------------------------------------------------------------------
                          YIELDS AS OF JUNE 30, 1995*
--------------------------------------------------------------------------------

                                             CLASS A          CLASS B

            SEC 30-day Yield                  5.13%            4.52%
            Taxable Equivalent Yield          9.54             8.41

SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines. Taxable equivalent yield is based on the maximum combined federal and California state income tax bracket of 46.24%. The alternative minimum tax and some federal and state taxes may apply.

* These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

    NOTES TO CHARTS AND PERFORMANCE UPDATE

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 2.50% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.

(4) Lehman Municipal Index is an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, as calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

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NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
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[PHOTO OF JAMES WELCH]

NEW ENGLAND INTERMEDIATE TERM
TAX FREE FUND OF CALIFORNIA
Portfolio Manager: James Welch
Back Bay Advisors, L.P.(R)

Buoyed by falling interest rates and diminishing concerns about inflation, the stock and bond markets shook off memories of 1994, and greeted the new year with an enthusiastic rally. But for municipal bonds, the market's upbeat mood was akin to being invited to a dinner party, and being offered only part of the meal. Although munis led the rally in the first three months of 1995, they lost momentum in the second quarter, as investors were deterred from tax-exempt investing by the stock market's strength and widespread talk of tax reform. In California, acrimonious negotiations on restructuring the debt of bankrupt Orange County have cast a pall over the state's entire muni market. We wish to remind our shareholders that we do not now, and did not last year, hold any Orange County debt.

How Your Fund Performed

Your Fund's performance for the first six months of 1995 reflects the ups and downs of California's municipal market. The Fund's Class A-share total return for the first six months of 1995 was 6.46% at net asset value. Part of that return was the attractive level of income your Fund generated over the six-month period. On June 30, the Fund's 30-day SEC yield was 5.13% for Class A shares, based on net asset value, which is equivalent to a

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NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
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9.54% taxable yield for California taxpayers in the combined maximum federal and state bracket of 46.24%.*

How We Managed Your Fund

We are cautious about both the economy and credit problems in California. Consequently, we continue to de-emphasize state and local general obligation bonds. This strategy served your Fund well as events in Orange County unfolded. The portfolio holds primarily essential-purpose revenue bonds, such as municipal utilities, highway, and airport issues. These bonds rely primarily on a dedicated revenue stream for debt repayment and are consequently more insulated from political debates.

We have also reduced our exposures to health care bonds due to the uncertainties surrounding Medicare and Medicaid. Our overall focus has been to maintain the quality and liquidity of the portfolio. Mindful of your objective to reduce taxes, we have only minimal exposure to bonds that are subject to the alternative minimum tax (AMT).

To allow your Fund to participate in what we believe is a very favorable environment for bonds, we have positioned the portfolio's duration at around 5.8 years. Duration is a measure of the fund's sensitivity to interest-rate moves. This longer duration reflects our general optimism for the bond market.


* The alternative minimum tax and some federal and state taxes may apply.

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NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
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We will continue to monitor closely the events in Orange County and their effect on other local California issues and on the state. For the time being, we will continue to de-emphasize state and local government obligations until we see evidence of greater fiscal responsibility from California officials.

Outlook for the Municipal Market

The current economic and business climate bodes well for the bond market; we believe municipal bonds are poised to regain popularity with investors over the next several months. First, the Federal Reserve has piloted the economy into a "soft landing," which has resulted in a slowing economy and diminished inflation concerns. Second, our expectations of shrinking municipal-bond supply are materializing, with forward supply down 46.1%, year over year, and year to date at less than half of new issuance in 1993.(1) California supply is especially tight. The scarcity may already be felt as billions in muni bonds were redeemed early by their issuers this summer. Finally, municipals currently offer exceptional value relative to Treasury bonds, with some tax-exempt yields as high as 90% of taxable yields,(2) creating opportunities for large numbers of taxpayers.

A spate of recent economic reports has indicated the early onset of an economic slowdown, which prompted the Federal Reserve Board in early July to make its first rate cut in three years, in an effort to stave off a


(1) Source: Business Week, June 19, 1995.
(2) Source: Wall Street Journal, June 15, 1995.

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NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
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recession. In our opinion, the chances of recession this year are slim. So far the economic softness has been concentrated in a narrow range of industries. Much of the economy continues to perk along nicely, with powerful support from stock and bond market rallies, the decline in long-term interest rates, and the export-enhancing weakness of the dollar.

We think the talk of tax reform that has unsettled the muni market during the bond rally is creating premature concern. Overhauling our current tax system is a monumental task that could take years. In the meantime, we are finding solid buying opportunities and we remain optimistic on the long-term outlook for the California municipal market.

                   PORTFOLIO QUALITY as of June 30, 1995

A pie chart appears here, illustrating the portfolio quality of New England Intermediate Term Tax Free Fund of California at June 30, 1995. The pie chart is broken in pieces representing credit ratings in the following percentages:

Credit Rating                               Percentage
-------------                               ----------

AAA                                         34%
AA                                          13%
A                                           20%
BBB                                         26%
BB/not rated                                 7%

AVERAGE PORTFOLIO QUALITY = A+       AVERAGE PORTFOLIO MATURITY = 7 YEARS

Quality rating provided by Standard & Poor's.

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NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
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Glossary for Mutual Fund Investors

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond or bond fund's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a fund is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a fund with a duration of 4 years should rise in value 4%. Conversely, the fund should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and in most cases from state and local income taxes. The two main types are General Obligation (GO) Bonds, which are backed by the full faith and credit and taxing powers of the municipality; and Revenue Bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

                 [NEW ENGLAND FUNDS LOGO]
                    NEW ENGLAND FUNDS
                 Where The Best Minds Meet

----------------------------------------------------------
PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS
----------------------------------------------------------



NEW ENGLAND
INTERMEDIATE TERM
TAX FREE FUND
OF CALIFORNIA



-------------
JUNE 30, 1995
-------------

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
Investments as of June 30, 1995
(unaudited)

TAX EXEMPT BONDS--99.6% OF TOTAL NET ASSETS

                                                               RATINGS (C)
                                                            ------------------
   FACE                                                             STANDARD
  AMOUNT                        ISSUER                      MOODY'S  & POOR'S    VALUE (A)
   ---------------------------------------------------------------------------------------
             CALIFORNIA--87.7%
 $1,000,000  California Educational Facilities Auth.
               7.000%, 01/01/04...........................   Aaa       AAA      $ 1,080,750
  1,000,000  California Housing Finance Agency 6.000%,
               02/01/24...................................   Aa        AA-        1,014,480
  1,000,000  California Pollution Control Financing Auth.
               6.900%, 09/01/06...........................   NR        A+         1,056,890
  1,000,000  California Pollution Control Financing Auth.
               8.750%, 01/01/07...........................   A2         A         1,102,310
  1,000,000  California State FGIC 7.000%, 06/01/02.......   Aaa       AAA        1,116,710
  1,000,000  California State Public Works Board
               7.000%, 09/01/00...........................    A        A-         1,073,360
  1,500,000  Central Valley Financing Authority 5.800%,
               07/01/04...................................   NR       BBB-        1,470,210
  1,000,000  Contra Costa, CA Water District 9.000%,
               10/01/17...................................   A1        AA-        1,105,680
  1,500,000  Duarte, CA 5.100%, 04/01/98..................  Baa1       NR         1,484,070
  2,030,000  Fresno United School District 7.250%,
               03/01/07...................................    A        NR         2,158,093
  1,000,000  Los Angeles Convention & Exhibition
               5.100%, 08/15/07...........................   Aaa       AAA          963,200
  1,000,000  Los Angeles County Public Works Authority
               5.000%, 03/01/11...........................   Aa1       AA-          901,200
  1,350,000  Northern California Power Agency
               5.600%, 07/01/06 AMBAC.....................   Aaa       AAA        1,369,899
  1,500,000  Pleasanton Financing Authority 5.600%,
               09/02/00...................................   Baa       NR         1,524,375
  1,000,000  Riverside, CA Electric 5.100%, 10/01/07......   Aa        AA-          965,490
  1,290,000  Sacramento City Financing Authority
               6.000%, 12/01/07 FGIC......................   Aaa       AAA        1,344,993
  1,000,000  Sacramento Cogeneration Authority
               6.375%, 07/01/10...........................   NR       BBB-          989,070
  1,000,000  Sacramento Utility District
               7.720%, 11/15/06 (d) FSA...................   Aaa       AAA          999,990
  1,000,000  Sacramento Utility District
               4.500%, 11/15/06 (d) FSA...................   Aaa       AAA        1,008,630
  2,700,000  San Diego Port Facilities 6.600%, 12/01/02...   NR        BB+        2,477,493
  1,000,000  San Francisco City & County
               8.000% 06/15/97 MBIA.......................   Aaa       AAA        1,065,680
  1,000,000  San Francisco City Sewer Zero Coupon Bond,
               10/01/06 FGIC..............................   Aaa       AAA          529,470
    200,000  San Francisco Bay Transportation
               6.600%, 07/01/12 FGIC......................   Aaa       AAA          210,892
  1,000,000  Southern California Public Power Auth.
               5.000%, 07/01/15...........................   Aa        AA           864,590
  1,000,000  Southern California Rapid Transit District
               7.500%, 07/01/05 MBIA......................   Aaa       AAA        1,126,390
    975,000  Stanislaus State Waste Authority 7.625%,
               01/01/10...................................   NR       BBB+        1,037,195
  1,000,000  Valley Health Systems 6.250%, 05/15/99.......   NR        NR           999,560

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        PORTFOLIO COMPOSITION--CONTINUED
--------------------------------------------------------------------------------
Investments as of June 30, 1995
(unaudited)

TAX EXEMPT BONDS--CONTINUED

                                                               RATINGS (C)
                                                            ------------------
   FACE                                                             STANDARD
  AMOUNT                        ISSUER                      MOODY'S  & POOR'S    VALUE (A)
   ---------------------------------------------------------------------------------------
 $2,000,000  Western & Central Basin Finance Authority
               5.470%, 08/01/06 AMBAC.....................   Aaa       AAA      $ 1,902,700
                                                                                -----------
                                                                                 32,943,370
                                                                                -----------
             OTHER OBLIGATIONS--11.9%
  1,000,000  Guam Airport Authority Revenue 6.600%,
               10/01/10...................................   NR        BBB        1,002,810
  1,500,000  Puerto Rico Commonwealth Highway Authority
               6.750%, 07/01/05...........................  Baa1        A         1,600,965
    500,000  Puerto Rico Electric Power Authority
               5.900%, 07/01/03...........................  Baa1       A-           511,480
  1,250,000  Virgin Islands Public Finance Authority
               7.700%, 10/01/04...........................   NR        BBB        1,367,400
                                                                                -----------
                                                                                  4,482,655
                                                                                -----------
             Total Tax Exempt Bonds
               (Identified Cost $37,488,915)..............                       37,426,025
                                                                                -----------
             Total Investments -- 99.6%
               (Identified Cost $37,488,915)(b)...........                       37,426,025
             Cash, receivables and other assets...........                        2,597,438
             Liabilities..................................                       (2,441,363)
                                                                                -----------
             Total Net Assets -- 100%.....................                      $37,582,100
                                                                                ===========
(a)  See Note 1a.
(b)  Federal Tax Information: At June 30,1995 the net unrealized depreciation on investments based on cost of $37,488,915 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost...........................       $   565,219
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value...........................          (628,109)
                                                                                -----------
Net unrealized depreciation..............................................       $   (62,890)
                                                                                ===========
As of December 31, 1994, the Fund had a net tax basis capital loss carryforward as follows:
Expiring December 31, 2002 $1,759,438
(c)  The ratings shown are believed to be the most recent ratings available at June 30, 1995. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at June 30,
     1995. The Fund's adviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.
(d)  Floating rate demand notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by a letter of credit or other support agreements from banks.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1995
(unaudited)

ASSETS
  Investments at value........................................                $37,426,025
  Cash........................................................                    499,377
  Receivable for:
    Fund shares sold..........................................                     68,246
    Securities sold...........................................                  1,288,512
    Due from investment adviser...............................                     29,066
    Accrued interest..........................................                    688,964
  Unamortized organization expense............................                     23,273
                                                                              -----------
                                                                               40,023,463
LIABILITIES
  Payable for:
    Fund shares redeemed......................................  $  966,282
    Securities purchased......................................   1,366,361
    Dividends declared........................................      73,092
  Accrued expenses:
    Deferred trustees' fees...................................         814
    Other expenses............................................      34,814
                                                                ----------
                                                                                2,441,363
                                                                              -----------
                                                                              $37,582,100
                                                                              ===========
NET ASSETS
  Net Assets consist of:
    Capital paid in...........................................                $39,605,342
    Undistributed net investment income.......................                     33,131
    Accumulated net realized losses...........................                 (1,993,483)
    Unrealized depreciation on investments....................                    (62,890)
                                                                              -----------
NET ASSETS....................................................                $37,582,100
                                                                              ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($31,853,958 divided by 4,339,943 shares of beneficial
  interest)...................................................                      $7.34
                                                                                    =====
Offering price per share (100/97.5 of $7.34)..................                      $7.53*
                                                                                    =====
Net asset value and offering price of Class B shares
  ($5,728,142 divided by 782,631 shares of beneficial
  interest)...................................................                      $7.32**
                                                                                    =====
Identified cost of investments................................                $37,488,915
                                                                              ===========

 * Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of these amounts.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1995
(unaudited)

INVESTMENT INCOME
  Interest.....................................................               $1,106,101
  Expenses
    Management fees............................................   $  73,920
    Service fees--Class A......................................      38,945
    Service and distribution fees--Class B.....................      29,009
    Trustees' fees and expenses................................       7,003
    Administrative Services....................................      23,100
    Custodian..................................................      31,545
    Transfer agent.............................................      21,007
    Audit and tax services.....................................       7,500
    Legal......................................................      12,993
    Printing...................................................      14,130
    Registration...............................................      13,540
    Amortization of organization expenses......................       1,697
    Miscellaneous..............................................       2,842
                                                                  ---------
                                                                    277,231
    Less expenses waived by the investment adviser and
      distributor..............................................    (126,086)     151,145
                                                                  ---------   ----------
    Net investment income......................................                  954,956
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND
  FUTURES CONTRACTS
    Realized gain(loss) on:
    Investments--net...........................................     (79,720)
    Futures contracts closed--net..............................    (370,838)
    Options closed--net........................................      26,196
                                                                  ---------
    Total realized loss on investment transactions.............    (424,362)
                                                                  ---------
    Unrealized appreciation(depreciation) on:
    Investments--net...........................................   1,728,212
    Futures contracts--net.....................................      14,648
    Options--net...............................................      (3,633)
                                                                  ---------
    Total unrealized appreciation on investment transactions...   1,739,227
                                                                  ---------
    Net gain on investment transactions........................                1,314,865
                                                                              ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.....................               $2,269,821
                                                                              ==========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)

                                                             YEAR ENDED     SIX MONTHS ENDED
                                                            DECEMBER 31,        JUNE 30,
                                                                1994              1995
                                                            ------------    ----------------
FROM OPERATIONS
  Net investment income...................................  $ 1,954,991       $   954,956
  Net realized loss on investment transactions............   (1,563,819)         (424,362)
  Unrealized appreciation (depreciation) on investments...   (2,499,562)        1,739,227
                                                            -----------        ----------
  Increase (decrease) in net assets from operations.......   (2,108,390)        2,269,821
                                                            -----------        ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A...............................................   (1,745,073)         (820,298)
    Class B...............................................     (215,433)         (131,085)
                                                            -----------        ----------
                                                             (1,960,506)         (951,383)
                                                            -----------        ----------
  Increase from capital share transactions................    9,287,642           257,717
                                                            -----------        ----------
  Total increase in net assets............................    5,218,746         1,576,155
NET ASSETS
  Beginning of the period.................................   30,787,199        36,005,945
                                                            -----------        ----------
  End of the period.......................................  $36,005,945       $37,582,100
                                                            ===========       ===========
UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the period.................................  $     3,178       $     29,558
                                                            ===========       ============
  End of the period.......................................  $    29,558       $     33,131
                                                            ===========       ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                             CLASS A
                                                   ----------------------------
                                                    APRIL 23,(A)                SIX MONTHS
                                                       THROUGH      YEAR ENDED    ENDED
                                                    DECEMBER 31,   DECEMBER 31,  JUNE 30,
                                                        1993           1994        1995
                                                   --------------- ------------ ----------
Net Asset Value, Beginning of Period...............     $  7.50       $ 7.84     $ 7.08
                                                        -------       ------     ------
Income From Investment Operations
Net Investment Income..............................        0.26         0.38       0.20
Net Realized and Unrealized Gain (Loss) on
  Investments......................................        0.38         0.76)      0.26
                                                        -------       ------     ------
Total From Investment Operations...................        0.64        (0.38)      0.46
                                                        -------       ------     ------
Less Distributions
Distributions From Net Investment Income...........       (0.26)       (0.38)     (0.20)
Distributions From Net Realized Capital Gains......       (0.04)        0.00       0.00
                                                        -------       ------     -------
Total Distributions................................       (0.30)       (0.38)     (0.20)
                                                        -------       ------     ------
Net Asset Value, End of Period.....................     $  7.84       $ 7.08     $ 7.34
                                                        =======       ======     ======
Total Return (%)(d)................................         8.6         (4.9)       6.5
Ratio of Operating Expenses to Average Net Assets
  (%)(b)...........................................        0.70(c)      0.70       0.70(c)
Ratio of Net Investment Income to Average Net
  Assets (%).......................................        4.88(c)      5.07        6.09(c)
Portfolio Turnover Rate (%)........................         121(c)       212         187(c)
Net Assets, End of Period (000)....................     $28,938      $30,293     $31,854

(a) Commencement of operations.

(b) Commencing April 23, 1993 expenses were voluntarily limited to 0.70% of Class A average net assets. See Note 4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 1.49% (annualized) for the period ended December 31, 1993, 1.33% for the year ended December 31, 1994 and 1.38% for the six months ended June 30, 1995.

(c) Computed on an annualized basis.

(d) A sales charge of 2.50% (maximum) was not reflected in total return calculations. Periods less than one year are not annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS--CONTINUED
--------------------------------------------------------------------------------

(unaudited)

                                                              CLASS B
                                                   -----------------------------
                                                   SEPTEMBER 13,(A)              SIX MONTHS
                                                       THROUGH       YEAR ENDED    ENDED
                                                     DECEMBER 31,   DECEMBER 31,  JUNE 30,
                                                         1993           1994        1995
                                                   ---------------- ------------ ----------
Net Asset Value, Beginning of Period...............       $ 7.92        $ 7.84     $ 7.07
                                                          ------        ------     ------
Income From Investment Operations
Net Investment Income..............................         0.10          0.32       0.17
Net Realized and Unrealized Gain (Loss) on
  Investments......................................        (0.04)        (0.77)      0.25
                                                          ------        ------     ------
Total From Investment Operations...................         0.06         (0.45)      0.42
                                                          ------        ------     ------
Less Distributions
Distributions From Net Investment Income...........        (0.10)        (0.32)     (0.17)
Distributions From Net Realized Capital Gains......        (0.04)         0.00       0.00
                                                          ------        ------     ------
Total Distributions................................        (0.14)        (0.32)     (0.17)
                                                          ------        ------     ------
Net Asset Value, End of Period.....................       $ 7.84        $ 7.07     $ 7.32
                                                          ======        ======     ======
Total Return (%)(d)................................          0.8          (5.8)       5.9
Ratio of Operating Expenses to Average Net Assets
  (%)(b)...........................................         1.45(c)       1.45       1.45(c)
Ratio of Net Investment Income to Average Net
  Assets (%).......................................         3.68(c)       4.32       6.84(c)
Portfolio Turnover Rate (%)........................          121(c)        212        187(c)
Net Assets, End of Period (000)....................       $1,849        $5,713     $5,728

(a) Commencement of operations.

(b) Commencing September 13, 1993 expenses were voluntarily limited to 1.45% of Class B average net assets. See Note 4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 2.24% (annualized) for the period ended December 31, 1993, 2.08% for the year ended December 31, 1994 and 2.13% for the six months ended June 30, 1995.

(c) Computed on an annualized basis.

(d) Periods less than one year are not annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

June 30, 1995 (unaudited)

1. The Fund is a series of The New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 13, 1993. Class A shares are sold with a maximum front end sales charge of 2.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares, and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets attributable to their classes, if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
--------------------------------------------------------------------------------

June 30, 1995 (unaudited)

C. OPTIONS AND FUTURES. CALLS AND PUTS. The Fund may write (sell) call and put options on securities to manage its exposure to interest rates and the bond market. Buying futures, writing puts, and buying calls tend to increase the Fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current value of a written option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The premium paid by a Fund for the purchase of a call or a put option is included in the asset section of the Fund's statement of assets and liabilities as an investment and subsequently adjusted to the current market value of the option. The current value of a purchased option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased put option, it will realized a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
--------------------------------------------------------------------------------

June 30, 1995 (unaudited)

INTEREST RATE FUTURES CONTRACTS

The Fund may purchase and sell interest rate futures contracts to hedge against changes in the values of tax exempt municipal securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange, currently up to $3,000 per contract. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the Fund may not be able to close out its futures positions due to an illiquid secondary market.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to differing treatments for market discount. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
--------------------------------------------------------------------------------

June 30, 1995 (unaudited)

G. ORGANIZATION EXPENSE. Costs incurred in 1993 in connection with the Fund's organization and initial registration amounted to $26,500 and were paid by the Fund. These costs are being amortized over 60 months beginning April 23, 1993.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1995 were $33,698,468 and $33,759,664, respectively.

Investments in written options and futures contracts for the Fund for the six months ended June 30, 1995 are summarized as follows:

                                                 SALES OF FUTURES CONTRACTS
                                              --------------------------------
                                              NUMBER OF       AGGREGATE FACE
                                              CONTRACTS     VALUE OF CONTRACTS
                                              ---------     ------------------
Open at December 31, 1994.................         90          $  8,993,790
Contracts opened..........................        130            30,377,633
Contracts closed..........................       (220)          (39,371,423)
                                              -------          ------------
Open at June 30, 1995.....................          0                     0
                                              =======          ============

                                                     WRITTEN OPTIONS
                                                 -----------------------
                                                 NUMBER OF     PREMIUMS
                                                 CONTRACTS     RECEIVED
                                                 ---------     ---------
Open at December 31, 1995....................         90       $  24,728
Contracts opened.............................        130          43,530
Contracts closed.............................       (220)        (68,258)
                                                 -------       ---------
Open at June 30, 1995........................          0       $       0
                                                 =======       =========

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 1995, the Fund incurred management fees payable to its investment adviser, Back Bay Advisors. Certain officers and directors of the adviser are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a majority owned subsidiary of New England Mutual Life Insurance Company. The management agreement in effect during the six months ended June 30, 1995 provided for fees as set forth below:

 FEES                                   FUND ANNUAL NET ASSET VALUE
EARNED      ANNUAL PERCENTAGE RATE                LEVELS
-------     -----------------------    -----------------------------
$73,920(a)  0.400%                     the first $200 million
            0.375%                     the next $300 million
            0.350%                     the excess over $500 million

(a) Before reduction pursuant to voluntary expense limitations. See Note 4.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
--------------------------------------------------------------------------------

June 30, 1995 (unaudited)

B. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds") a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $38,945 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1995 is $179,456.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1995, the Fund paid New England Funds $7,252 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the six months ended June 30, 1995, the Fund paid New England Funds $21,757 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the six months ended June 30, 1995 amounted to $51,607.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1995, the Fund paid New England Funds $21,007 as compensation for its services in that capacity.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
--------------------------------------------------------------------------------

June 30, 1995 (unaudited)

D. ADMINISTRATIVE SERVICES FEE. New England Funds provides the Fund with office space, facilities and equipment, services of executive and other personnel and certain administrative services all under an Administrative Services Agreement. Under this agreement, the Fund pays New England Funds a fee at the annual rate of 0.125% of the Fund's average daily net assets. New England Funds waived its entire fee of $23,100 for the six months ended June 30, 1995 because total Fund expenses exceeded the Fund's voluntary expense limitation. See Note 4.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers, or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

      Annual Retainer                               $800
      Meeting Fee                                   $125/meeting
      Committee Meeting Fee                         $75/meeting
      Committee Chairman Retainer                   $125/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Commencing April 23, 1993 and until further notice to the Fund, Back Bay Advisors and New England Funds have voluntarily agreed to reduce management and administrative services fees in order to limit the Fund's expenses to an annual rate of 0.70% of the Fund's Class A average daily net assets and, effective September 13, 1993, 1.45% of Class B average daily net assets. As a result of the Fund's expenses exceeding the foregoing expense limitation during the six months ended June 30, 1995, Back Bay Advisors waived its entire management fee of $73,920 and New England Funds waived its entire administrative fee of $23,100.

5. CONCENTRATION OF CREDIT. The Fund primarily invests in debt obligations issued by the State of California and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of California municipal securities to meet their financial obligations.

--------------------------------------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
--------------------------------------------------------------------------------

June 30, 1995 (unaudited)

6. CAPITAL SHARES. At June 30, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B. Transactions in capital shares were as follows:

                                                 YEAR ENDED              SIX MONTHS ENDED
                                              DECEMBER 31, 1994           JUNE 30, 1995
                                          -------------------------   ----------------------
                CLASS A                     SHARES        AMOUNT       SHARES      AMOUNT
----------------------------------------  ----------   ------------   --------   -----------
Shares sold.............................   2,302,625   $ 17,416,312    509,449   $ 3,742,028
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment
    income..............................     130,833        965,605     64,870       475,108
                                          ----------   ------------   --------   -----------
                                           2,433,458     18,381,917    574,319     4,217,136
Shares redeemed.........................  (1,842,280)   (13,458,803)  (515,996)   (3,761,791)
                                          ----------   ------------   --------   -----------
Net increase (decrease).................     591,178   $  4,923,114     58,323   $   455,345
                                          ==========   ============   ========   ===========

                                                 YEAR ENDED              SIX MONTHS ENDED
                                              DECEMBER 31, 1994           JUNE 30, 1995
                                          -------------------------   ----------------------
                CLASS B                     SHARES        AMOUNT       SHARES      AMOUNT
----------------------------------------  ----------   ------------   --------   -----------
Shares sold.............................     745,373   $  5,588,462     56,651   $   401,200
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment
    income..............................      11,253         82,707      7,094        51,907
                                           ---------    -----------    -------   -----------
                                             756,626      5,671,169     63,745       453,107
Shares redeemed.........................    (184,681)    (1,306,641)   (88,990)     (650,735)
                                           ---------   ------------    -------   -----------
Net increase (decrease).................     571,945   $  4,364,528    (25,245)  $  (197,628)
                                           =========   ============    =======   ===========
Total increase from capital
  share transactions....................   1,163,123   $  9,287,642     33,078   $   257,717
                                           =========   ============    =======   ===========

------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
------------------------------------------------------------------------------
FIVE GOOD REASONS TO INVEST REGULARLY
1. It's an easy way to build assets
2. It's convenient and effortless
3. It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5. It can help you benefit from the ups and downs of the market
With Investment Builder, New England Funds' automatic investment program, you can invest as little as $50 a month in your New England Fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

----------------------------------------------------------------------------
                          THE POWER OF MONTHLY INVESTING
----------------------------------------------------------------------------

A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:

Monthly investments of $50:

Years               Growth of Monthly Investments
-----               -----------------------------
0                               $0
5                               $3,661
10                              $9,040
15                              $16,943
20                              $28,555
25                              $45,618

Monthly investments of $100

Years               Growth of Monthly Investments
-----               -----------------------------
0                               $0
5                               $7,322
10                              $18,079
15                              $33,886
20                              $57,111
25                              $91,236

Monthly investments of $200:

Years               Growth of Monthly Investments
-----               -----------------------------
0                               $0
5                               $14,643
10                              $36,158
15                              $67,772
20                              $114,222
25                              $182,472

Monthly investments of $500:

Years               Growth of Monthly Investments
-----               -----------------------------
0                               $0
5                               $36,608
10                              $90,396
15                              $169,429
20                              $285,555
25                              $456,181


For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

------------------------------------------------------------------------------
                               NEW ENGLAND FUNDS
------------------------------------------------------------------------------

                                  STOCK FUNDS
                           International Equity Fund
                                  Growth Funds
                               Star Advisers Fund
                              Capital Growth Fund
                                   Value Fund
                            Growth Opportunities Fund
                                  Balanced Fund

                                   BOND FUNDS
                                High Income Fund
                             Strategic Income Fund
                           Government Securities Fund
                                Bond Income Fund
                        Limited Term U.S. Government Fund
                       Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                             Tax Exempt Income Fund
                       Massachusetts Tax Free Income Fund
                 Intermediate Term Tax Free Fund of California
                  Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                             Cash Management Trust
                            -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                     To learn more, and for a free prospectus,
                       contact your financial representative.

                              New England Funds, L.P.
                                399 Boylston Street
                                 Boston, MA 02116
                              Toll Free 800-225-5478

      This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current
       prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

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